AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 99.3%
Communication Services - 10.9%
Alphabet, Inc., Class A*	123,523	$14,368,195
Meta Platforms, Inc., Class A*	44,611	7,097,610
Netflix, Inc.*	17,645	3,968,361

Total Communication Services		25,434,166
Consumer Discretionary - 16.4%
Amazon.com, Inc.*	163,860	22,112,907
Five Below, Inc.*,1	77,632	9,864,698
The TJX Cos., Inc.	104,532	6,393,177

Total Consumer Discretionary		38,370,782
Consumer Staples - 2.1%
Lamb Weston Holdings, Inc.	62,274	4,960,747
Financials - 6.4%
CME Group, Inc.	24,237	4,834,797
Interactive Brokers Group, Inc., Class A	121,303	7,119,273
Marsh & McLennan Cos., Inc.	18,702	3,066,380

Total Financials		15,020,450
Health Care - 12.1%
Amgen, Inc.	24,546	6,074,398
Charles River Laboratories International, Inc.*	27,174	6,808,174
Danaher Corp.	31,776	9,261,751
Envista Holdings Corp.*	146,660	5,961,729

Total Health Care		28,106,052
Industrials - 3.1%
Nordson Corp.	31,118	7,187,947
Information Technology - 44.7%
Adobe, Inc.*	34,319	14,074,908
	Shares	Value

Analog Devices, Inc.	69,679	$11,982,001
Apple, Inc.	138,269	22,470,095
Mastercard, Inc., Class A	22,452	7,943,293
Microsoft Corp.	77,617	21,790,197
NVIDIA Corp.	42,911	7,793,925
Texas Instruments, Inc.	45,465	8,133,234
Workday, Inc., Class A*	65,293	10,126,944

Total Information Technology		104,314,597
Materials - 1.4%
Linde PLC (United Kingdom)	10,527	3,179,154
Real Estate - 2.2%
Public Storage, REIT	15,607	5,094,281

Total Common Stocks (Cost $228,866,338)		231,668,176
Short-Term Investments - 0.6%
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[2]	946,453	946,453
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[2]	487,591	487,591

Total Short-Term Investments (Cost $1,434,044)		1,434,044
Total Investments - 99.9% (Cost $230,300,382)		233,102,220
Other Assets, less Liabilities - 0.1%		199,258
Net Assets - 100.0%		$233,301,478

*	Non-income producing security.
[1]	Some of this security, amounting to $2,033,120 or 0.9% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$231,668,176	—	—	$231,668,176
Short-Term Investments
Other Investment Companies	1,434,044	—	—	1,434,044
Total Investments in Securities	$233,102,220	—	—	$233,102,220

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,033,120	—	$2,065,064	$2,065,064
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750	01/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.